Income from operations - Disaggregation of Sales per geographic area (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income from operations [Line Items]
Total sales from contracts with customers	€ 17,667	€ 17,779	€ 17,435
Sales from other sources	354	390	391
Total sales	18,021	18,169	17,827
Western Europe
Income from operations [Line Items]
Total sales from contracts with customers	3,951	3,770	3,572
Sales from other sources	28	49	31
Total sales	3,978	3,819	3,603
North America
Income from operations [Line Items]
Total sales from contracts with customers	7,560	7,470	7,502
Sales from other sources	93	92	86
Total sales	7,655	7,562	7,588
Other mature geographies
Income from operations [Line Items]
Total sales from contracts with customers	1,294	1,378	1,369
Sales from other sources	231	248	274
Total sales	1,526	1,626	1,643
Mature geographies
Income from operations [Line Items]
Total sales from contracts with customers	12,805	12,618	12,443
Sales from other sources	353	389	390
Total sales	13,159	13,007	12,833
Growth geographies
Income from operations [Line Items]
Total sales from contracts with customers	4,861	5,161	4,992
Sales from other sources	1	1	1
Total sales	4,863	5,162	4,993
Sales at a point in time
Income from operations [Line Items]
Total sales from contracts with customers	12,385	12,569	12,263
Sales at a point in time | Western Europe
Income from operations [Line Items]
Total sales from contracts with customers	2,698	2,552	2,387
Sales at a point in time | North America
Income from operations [Line Items]
Total sales from contracts with customers	4,958	4,859	4,889
Sales at a point in time | Other mature geographies
Income from operations [Line Items]
Total sales from contracts with customers	893	980	972
Sales at a point in time | Mature geographies
Income from operations [Line Items]
Total sales from contracts with customers	8,549	8,392	8,248
Sales at a point in time | Growth geographies
Income from operations [Line Items]
Total sales from contracts with customers	3,836	4,177	4,015
Sales over time
Income from operations [Line Items]
Total sales from contracts with customers	5,282	5,210	5,172
Sales over time | Western Europe
Income from operations [Line Items]
Total sales from contracts with customers	1,254	1,221	1,183
Sales over time | North America
Income from operations [Line Items]
Total sales from contracts with customers	2,602	2,608	2,612
Sales over time | Other mature geographies
Income from operations [Line Items]
Total sales from contracts with customers	401	398	399
Sales over time | Mature geographies
Income from operations [Line Items]
Total sales from contracts with customers	4,256	4,227	4,194
Sales over time | Growth geographies
Income from operations [Line Items]
Total sales from contracts with customers	€ 1,026	€ 984	€ 978